Related party balances and transactions - Related party balances (Details) ¥ in Thousands, £ in Thousands, $ in Thousands					1 Months Ended				2 Months Ended	12 Months Ended
	Feb. 29, 2024 CNY (¥)	Jun. 27, 2022 CNY (¥)	Mar. 28, 2022 CNY (¥)	Mar. 29, 2018 CNY (¥)	Nov. 30, 2023 CNY (¥)	Jan. 31, 2023 CNY (¥)	Feb. 28, 2022 CNY (¥)	Oct. 31, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Mar. 28, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 GBP (£)	Aug. 25, 2021 USD ($)	Aug. 25, 2021 CNY (¥)
Related party balances and transactions
Amounts due from related parties										$ 10,440					¥ 74,122		¥ 911,729
Amounts due to related parties										5,023					35,664		42,843
Other non-current liabilities – related parties																	0
Amount of transaction					¥ 50,000
Interest expense										11,170	¥ 79,309	¥ 44,543	¥ 131,585
Gain on disposal of property, equipment and intangible assets										(247)	(1,751)	(1,939)	(1,562)
Software licensing agreement period					3 years
Total liabilities										718,617					5,102,103		4,765,488
Operating expense
Related party balances and transactions
Amount of transaction											47,641	62,840	23,412
Purchase of products and services
Related party balances and transactions
Amount of transaction											602,838	677,775	293,552
Loans to related parties
Related party balances and transactions
Amount of transaction											214,000	57,260	28,850
Interest income on loans due from related parties
Related party balances and transactions
Amount of transaction											15,955	9,069	717
Advances to related parties | Zhejiang Huanfu
Related party balances and transactions
Amount of transaction											0	0	19,806
Collection of advances from related parties | Zhejiang Huanfu
Related party balances and transactions
Amount of transaction											0	0	90,155
Financial support to related parties | Anhui Xinzhi
Related party balances and transactions
Amount of transaction									¥ 28,500		0	28,500	0
Related Party
Related party balances and transactions
Accounts receivable										217,715					1,545,752		835,320
Amounts due from related parties															74,122		911,729
Other non-current assets – related parties										31,599					224,349		213,695
Accounts payable – related parties										39,261					278,750		241,773
Amounts due to related parties															35,664		42,843
Other non-current liabilities – related parties										$ 6,270					44,519		0
Inventory purchases											41,409	29,717	51,171
Cost of revenues											513,788	591,613	220,062
Lease expense											4,621	6,395	1,093
Interest expense											12,163	¥ 12,215	¥ 131
Related Party | Zhejiang Huanfu
Related party balances and transactions
Proceeds from disposal of property and equipment							¥ 1,697	¥ 745
Gain on disposal of property, equipment and intangible assets							¥ 93	¥ 38
Related Party | Volvo Cars
Related party balances and transactions
Amounts due from related parties																$ 115,000	793,177
Related Party | Arteus
Related party balances and transactions
Amounts due from related parties																	25,866	£ 3,082
Related Party | Geely Group | Unsecured bank loans
Related party balances and transactions
Face amount of debt		¥ 500,000		¥ 20,000		¥ 300,000
Interest rate		4.35%		4.35%		4.10%
Related Party | Hubei Xingji Times Technology Co., Ltd | Unsecured bank loans
Related party balances and transactions
Face amount of debt			¥ 200,000
Interest rate			2.25%
Related Party | Hubei ECARX
Related party balances and transactions
Other non-current assets – related parties															224,349		213,695
Amount of transaction											¥ 252,287
Interest rate										5.00%	5.00%
Related Party | Xingji Meizu
Related party balances and transactions
Accounts payable – related parties															50,000
Other non-current liabilities – related parties															44,519
Interest rate										4.00%	4.00%
Software licensing agreement period					3 years
Total liabilities															94,519
Related Party | Subsequent events
Related party balances and transactions
Proceeds from customers	¥ 917,709
Face amount of debt														¥ 300,000
Related Party | Purchase of products and services
Related party balances and transactions
Amounts due from related parties															8,420		29,595
Accounts payable – related parties															228,750		241,773
Related Party | Technical and logistical services
Related party balances and transactions
Amounts due to related parties															9,701		29,043
Related Party | Loans and interest receivable
Related party balances and transactions
Amounts due from related parties															65,702		63,091
Related Party | Borrowings and interest payable on borrowing
Related party balances and transactions
Amounts due to related parties															¥ 25,963		¥ 13,800
Related Party | Annual Software Sales | Xingji Meizu
Related party balances and transactions
Amount of transaction					¥ 50,000
Controlling Shareholder | Unsecured bank loans
Related party balances and transactions
Face amount of debt																			$ 7,000	¥ 45,152